    As filed with the Securities and Exchange Commission on December 29, 1998


                                            1933 Act Registration No. 2-76910
                                           1940 Act Registration No. 811-3444


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                       POST-EFFECTIVE AMENDMENT NO. 22 TO
                                    FORM S-6


                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

A.       Exact name of trust:       SUMMIT INVESTORS PLANS I

B.       Name of depositor:         A I M DISTRIBUTORS, INC.

C.       Complete address of depositor's principal executive offices:

                          11 Greenway Plaza, Suite 100
                          Houston, Texas 77046-1173

D.       Name and address of agent for service:

                          Michael J. Cemo, President
                          A I M Distributors, Inc.
                          11 Greenway Plaza, Suite 100
                          Houston, Texas  77046-1173

                          with a copy to:

                          Stephen I. Winer, Esquire
                          A I M Distributors, Inc.
                          11 Greenway Plaza, Suite 100
                          Houston, Texas  77046-1173


                          Martha J. Hays, Esquire
                          Ballard Spahr Andrews & Ingersoll, LLP
                          1735 Market Street, 51st Floor
                          Philadelphia, Pennsylvania  19103-7599


         It is proposed that this filing will become effective (check appropriate box):


                       immediately upon filing pursuant to paragraph (b)
               -----
                       on (date) pursuant to paragraph (b)
               -----
                       60 days after filing pursuant to paragraph (a)(1)
               -----
                 X     on March 1, 1999 pursuant to paragraph (a)(1) of rule 485
               -----
                       this post-effective amendment designates a new effective
               -----
                       date for a previously filed post-effective amendment.



                            (Continued on Next Page)

E.       Title and amount of securities being registered:

                       Summit Investors Plans, an indefinite amount of periodic payment plans being registered.

F.           Approximate date of proposed public offering:
                       March 1, 1999

[AIM LOGO APPEARS HERE]

SUMMIT INVESTORS PLANS I

                                                            PROSPECTUS
                                                            MARCH 1, 1999

Summit Investors Plans provides for the accumulation of Class I Shares of AIM Summit Fund, Inc.

Class I Shares of the fund are offered to and may be purchased by the general public only through Summit Investors Plans I, a unit investment trust. Details of AIM Summit Fund, Inc. are found in the AIM Summit Fund, Inc. Prospectus located at the back of this Prospectus. You should read both this Prospectus and the Prospectus of AIM Summit Fund, Inc. and keep these Prospectuses for future reference.

AS WITH ALL OTHER UNIT INVESTMENT TRUST SECURITIES, THE SECURITIES AND EXCHANGE
   COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED
      WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE.
             ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                                      PROSPECTUS
                                                                   MARCH 1, 1999
                            SUMMIT INVESTORS PLANS I

     Summit Investors Plans I (Plans) for the accumulation of Class I shares of AIM Summit Fund, Inc. (Fund) is offered by A I M Distributors, Inc., the sponsor and principal underwriter("AIM Distributors" or "Sponsor"). A Plan calls for fixed monthly investments for 15 years (180 investments). You have the option to make additional monthly investments for up to a total of 25 years (300 investments). The front-end load (the "Creation and Sales Charge") on 15 year Plans range from 8.50% on $9,000 Plans ($50.00 per month) to 1.00% on $1,080,000
Plans ($6,000 per month) and from 9.61% to 1.01% of the net amount invested, respectively. Total deductions (Creation and Sales Charges and custodian fees) range from 13.00% (on $9,000 Plans) to 1.04% (on $1,080,000 Plans) of the net amount invested.

     Investments under a Plan are applied, after authorized deductions, to the purchase of Class I shares to the Fund ("Fund shares") at net asset value. These shares should be considered a long-term investment and are not suitable if you are seeking quick profits or you might not be able to complete a Plan. Since a major portion of the entire Creation and Sales Charge is deducted from the first year's payment, withdrawal or termination of an investment in the early years of a Plan will probably result in a loss. For example, on a $9,000 Plan ($50 per month) deductions amount to 11.50% of the investments made if you complete the Plan. However, even after the application of the refund privilege described on page 12, total deductions would amount to 18% of total investments if you terminated the Plan at any time between two months and 18 months. Moreover, if you continued the Plan for 19 months, total deductions would amount to 36.62% of total payments; they would amount to 30.77% if you continued the Plan for two years. A detailed description of all deductions appears on pages 4 and 5.

     The value of the Fund's shares will change when the values of the securities in the Fund's portfolio change. A Plan calls for monthly investments at regular intervals regardless of the price level of Fund shares. You should therefore consider your financial ability to continue a Plan. A Plan offers no assurance against loss in a declining market. Terminating a Plan at a time when the value of the Fund shares then held is less than their cost will result in a loss. Prepayment of all or part of the first year's investments in a Plan increases the possible loss in the event of early termination.

     SHARES OF THE FUND ARE OFFERED TO THE GENERAL PUBLIC ONLY THROUGH SUMMIT INVESTORS PLANS I. You may acquire shares of other mutual funds managed by the Fund's investment advisor, which have investment objectives similar in many respects to those of the Fund by direct purchase at sales charges not exceeding 5.50% of the public offering price per share without incurring custodian fees or penalties for early termination.

     YOU HAVE THE RIGHT TO A 45 DAY REFUND OF YOUR INVESTMENT, AS WELL AS CERTAIN OTHER LIMITED REFUND RIGHTS FOR CERTAIN PERIODS OF TIME AND UNDER THE CONDITIONS DESCRIBED IN MORE DETAIL UNDER THE HEADING "CANCELLATION AND REFUND RIGHTS" ON PAGE 12.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
  EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
     PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
         REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT
        PROSPECTUS OF THE CLASS I SHARES OF AIM SUMMIT FUND, INC.

        You should read and retain this Prospectus for future reference.

                               TABLE OF CONTENTS

                                                                PAGE
Introduction................................................      3
Allocation of Investments and Deductions....................      5
Total 25 Year Allocations of Investments and Deductions When
  Extended Investment Option is Used........................      6
A Typical $50 Monthly Investment Plan.......................      7
How To Start a Summit Investors Plan........................      8
Rights and Privileges of Planholders........................      8
     Reinvestment of Income Dividends and Capital Gains
      Distributions.........................................      8
     Rights of Accumulation.................................      8
     Federal Income Tax Withholding.........................      9
     Voting Rights..........................................      9
     Statements, Reports and Notices........................     10
     Retirement Plans.......................................     10
     Pre-Authorized Check Investment Program................     10
     Transfer or Assignment.................................     10
     Acceleration of Investments............................     11
     Changing the Face Amount of a Plan.....................     11
     Extended Investment Option.............................     11
     Systematic Withdrawal Program..........................     12
     Cancellation and Refund Rights.........................     13
     Partial Withdrawal or Partial Liquidation Without
      Termination...........................................     13
     Complete Withdrawal or Termination.....................     15
     Plan Reinstatement Privilege...........................     16
     Continuation of Custodianship..........................     17
Custodian and Sponsor Charges...............................     17
Taxes.......................................................     19
Substitution of Shares......................................     20
Termination of a Plan.......................................     21
The Custodian...............................................     21
The Sponsor.................................................     23
General.....................................................     25
Illustration of a Hypothetical $50 Monthly Summit Investors
  Plan......................................................     26
Financial Statements........................................
AIM Summit Fund, Inc. Class I Shares Prospectus.............    A-1

                            ------------------------

     NO SALESMAN, DEALER OR OTHER PERSON IS AUTHORIZED BY THE SPONSOR OR AIM SUMMIT FUND, INC. TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN THE PROSPECTUS OF THE CLASS I SHARES OF AIM SUMMIT FUND, INC. OR IN ANY OTHER PRINTED OR WRITTEN MATERIAL AUTHORIZED BY THE SPONSOR OR AIM SUMMIT FUND, INC., AND NO PERSON SHOULD RELY UPON ANY INFORMATION NOT CONTAINED IN THESE MATERIALS.

                                  INTRODUCTION

     Many people recognize the desirability of accumulating an investment portfolio through a planned long-range investment program, but find it difficult to save the necessary money to make periodic stock purchases. Summit Investors Plans I (Plans) is designed to provide you an effective and convenient method to create an investment fund for your future capital or income needs by systematically investing a modest sum each month in shares of a mutual fund.

     Every Plan represents an agreement between yourself and State Street Bank and Trust Company (Custodian) under which investments (after deduction of the sales charge and custodian fees) are used to purchase shares of AIM Summit Fund, Inc. (the "Fund") at their net asset value. AIM Distributors, Inc. (AIM Distributors or Sponsor) is the sponsor and principle underwriter of the Plans. A Plan calls for fixed monthly investments for 15 years (180 investments). You have the option to make additional monthly investments for up to a total of 25 years (300 investments). The front-end load (the "Creation and Sales Charge") on 15 year Plans range from 8.50% on $9,000 Plans ($50.00 per month) to 1.00% on $1,080,000 Plans ($6,000 per month) and from 9.61% to 1.01% of the net amount invested, respectively. Total deductions (Creation and Sales Charges and custodian fees) range from 13.00% (on $9,000 Plans) to 1.04% (on $1,080,000 Plans) of the net amount invested. These shares should be considered a long-term investment and are not suitable if you are seeking quick profits or you might not be able to complete a Plan. Since a major portion of the entire Creation and Sales Charge is deducted from the first year's payment, withdrawal or termination of an investment in the early years of a Plan will probably result in a loss.

     Investments made through a Plan will not result in direct ownership of Fund shares. Your Plan represents an interest in a trust which has direct ownership of the Fund shares. You have a beneficial interest in the underlying shares of the Fund. PLAN CERTIFICATES, ISSUED UNDER PRIOR PROSPECTUSES, ARE NO LONGER PROVIDED. ALL PLANS ESTABLISHED ON OR AFTER MARCH 1, 1995 ARE GOVERNED SOLELY BY THE RULES, RIGHTS, PRIVILEGES AND BENEFITS SET FORTH IN THIS PROSPECTUS AS AMENDED FROM TIME TO TIME. YOU SHOULD RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. All Plans established prior to March 1, 1995 are governed by the rules, rights, privileges and benefits set forth in the applicable Plan Certificate.

     The value of the shares of the Fund will change when the values of the securities in the Fund's portfolio change. A Plan calls for monthly investments at regular intervals regardless of the value of the Fund's shares. You should therefore consider your financial ability to continue a Plan. A Plan offers no assurance against loss in a declining market. Terminating a Plan at a time when the value of the Fund shares then held is less than their cost will result in a loss. Prepayment of all or part of the first year's investments in a Plan increases the possible loss in the event of early termination. CLASS I SHARES OF THE FUND ARE OFFERED TO THE GENERAL PUBLIC ONLY THROUGH SUMMIT INVESTORS PLANS
I. You may acquire shares of other mutual funds managed by the Fund's investment advisor, which have investment objectives similar in many respects to those of the Fund by direct purchase at sales charges not exceeding 5.50% of the public offering price per share without incurring custodian fees or penalties for early termination.

     As described in the attached Prospectus of the Fund, the Fund is an open-end, diversified investment company whose objective is capital growth. Although the Fund may purchase income-producing securities, income will generally not be a consideration in the selection of securities for the Fund's portfolio. Ownership of Fund shares through a Plan provides you with several advantages:

          (1) Diversification -- By pooling the money invested by many investors, the Fund will be able to reduce (but not eliminate) risk by diversifying its holdings among many securities in order to minimize the portfolio impact of any single investment.

          (2) Economics of Size -- Purchases and sales of securities often entail disproportionately large unit costs on small transactions. The size and volume of the Fund's portfolio transactions should enable it to effect such transactions at better net unit prices than an individual could achieve.

          (3) Professional Management -- Ownership of many securities requires the full-time skill and attention of professional managers.

     The Plans contain a Creation and Sales Charge equal to as much as 50% of the first 12 investments and lesser amounts of subsequent investments. In addition to the Creation and Sales Charge, you must pay custodian fees and incidental service fees to the Custodian and service charges to the Sponsor. See "Custodian and Sponsor Charges."

     For Plans established after May 1, 1993, a Plan may be terminated by the Custodian or Sponsor if you fail to make investments under your Plan for a period of 6 months. For Plans established prior to May 1, 1993, a Plan may be terminated by the Custodian or Sponsor if you fail to make investments under your Plan for a period of 12 months. Both types of Plans may be terminated if Fund shares are not available and a substitution is not made. See "Termination of a Plan" at page 20.

                    ALLOCATION OF INVESTMENTS AND DEDUCTIONS
                                 15 YEAR PLANS

                                                   CREATION AND SALES CHARGES
                                        ------------------------------------------------      CUSTODIAN FEE
       MONTHLY                             PER          PER                       % OF     -------------------
       INVEST-              TOTAL        INVEST-      INVEST-                    TOTAL       PER                    TOTAL
        MENT               INVEST-        MENT         MENT                     INVEST-    INVEST-               DEDUCTIONS
        UNIT                MENTS       1 THRU 12   13 THRU 180      TOTAL       MENTS       MENT     TOTAL(A)     (A)(B)
       -------             -------      ---------   -----------      -----      -------    -------    --------   ----------
      $   50.00         $    9,000.00    $ 25.00      $  2.77     $   765.36      8.50%     $1.50     $270.00    $ 1,035.36
          75.00             13,500.00      37.50         4.15       1,147.20      8.50       1.50      270.00      1,417.20
         100.00             18,000.00      50.00         5.00       1,440.00      8.00       1.50      270.00      1,710.00
         125.00             22,500.00      62.50         6.25       1,800.00      8.00       1.50      270.00      2,070.00
         150.00             27,000.00      75.00         5.89       1,889.52      7.00       1.50      270.00      2,159.52
         166.66             29,998.80      83.33         6.54       2,098.68      7.00       1.50      270.00      2,368.68
         200.00             36,000.00     100.00         7.86       2,520.48      7.00       1.50      270.00      2,790.48
         250.00             45,000.00     125.00         9.82       3,149.76      7.00       1.50      270.00      3,419.76
         300.00             54,000.00     150.00         5.36       2,700.48      5.00       1.50      270.00      2,970.48
         350.00             63,000.00     175.00         5.31       2,992.08      4.75       1.50      270.00      3,262.08
         400.00             72,000.00     200.00         5.00       3,240.00      4.50       1.50      270.00      3,510.00
         500.00             90,000.00     225.00         5.36       3,600.48      4.00       1.50      270.00      3,870.48
         600.00            108,000.00     260.00         6.62       4,232.16      3.92       1.50      270.00      4,502.16
         750.00            135,000.00     300.00         8.70       5,061.60      3.75       1.50      270.00      5,331.60
       1,000.00            180,000.00     350.00        12.50       6,300.00      3.50       1.50      270.00      6,570.00
       1,500.00            270,000.00     375.00        13.39       6,749.52      2.50       1.50      270.00      7,019.52
       3,000.00            540,000.00     450.00        16.07       8,099.76      1.50       1.50      270.00      8,369.76
       6,000.00          1,080,000.00     600.00        21.43      10,800.24      1.00       1.50      270.00     11,070.24

                                           % OF TOTAL
                                           DEDUCTIONS
                                       -------------------
                            NET                    TO NET
       MONTHLY            INVEST-         TO      INVEST-
       INVEST-             MENT         TOTAL       MENT
        MENT              IN FUND      INVEST-    IN FUND
        UNIT             SHARES(C)      MENTS      SHARES
       -------         -------------   -------    -------
      $   50.00        $    7,964.64     11.50%     13.00%
          75.00            12,082.80     10.50      11.73
         100.00            16,290.00      9.50      10.50
         125.00            20,430.00      9.20      10.13
         150.00            24,840.48      8.00       8.70
         166.66            27,630.12      7.90       8.57
         200.00            33,209.52      7.75       8.40
         250.00            41,580.24      7.60       8.22
         300.00            51,029.52      5.50       5.82
         350.00            59,737.92      5.18       5.46
         400.00            68,490.00      4.88       5.12
         500.00            86,129.52      4.30       4.49
         600.00           103,497.84      4.17       4.35
         750.00           129,668.40      3.95       4.11
       1,000.00           173,430.00      3.65       3.79
       1,500.00           262,980.48      2.60       2.67
       3,000.00           531,630.24      1.55       1.57
       6,000.00         1,068,927.76      1.03       1.04

NOTES:

   (A)  Does not include an annual $12 Custodian Fee (for completed
        Plans or for incomplete, inactive Plans only), payable to the Custodian first from dividends and distributions and then, if necessary, from principal.
   (B) Does not include a Service Charge, not to exceed $10 per year, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by pro-rating the Plans' administrative costs over the total number of Plan accounts. The Service Charge on Plans established prior to June 1, 1983 shall be as specified in the Plan Certificate.
   (C) Dividends and distributions received on Fund shares during the periods shown above have not been included or reflected in any way in the amounts shown in the table. Amounts available for dividends and distributions take into account expenses of the Fund.

          TOTAL 25 YEAR ALLOCATIONS OF INVESTMENTS AND DEDUCTIONS WHEN
                       EXTENDED INVESTMENT OPTION IS USED

   (Please see page 11 for a description of the Extended Investment Option.)

                                         CREATION
                                         AND SALES
                                          CHARGES                                  NET             % OF TOTAL DEDUCTIONS
 MONTHLY                    CREATION       AS %       CUSTODIAN     TOTAL       INVESTMENT    --------------------------------
INVESTMENT      TOTAL       AND SALES    OF TOTAL        FEE      DEDUCTIONS     IN FUND          TO                TO NET
   UNIT      INVESTMENTS     CHARGES    INVESTMENTS    (A)(B)       (A)(B)      SHARES(C)        TOTAL           INVESTMENT IN
----------   ------------   ---------   -----------    ------     ----------   ------------   INVESTMENTS         FUND SHARES
$   50.00    $  15,000.00   $1,097.76       7.32%      $450.00    $1,547.76    $  13,452.24     10.32%              11.51%
    75.00       22,500.00    1,645.20       7.31        450.00     2,095.20       20,404.80       9.30               10.27
   100.00       30,000.00    2,040.00       6.80        450.00     2,490.00       27,510.00       8.30                9.10
   125.00       37,500.00    2,550.00       6.80        450.00     3,000.00       34,500.00       8.00                8.70
   150.00       45,000.00    2,596.32       5.77        450.00     3,046.32       41,753.68       6.80                7.26
   166.66       49,998.00    2,883.48       5.77        450.00     3,333.48       46,664.52       6.67                7.14
   200.00       60,000.00    3,463.68       5.77        450.00     3,913.68       56,086.32       6.52                6.98
   250.00       75,000.00    4,328.16       5.77        450.00     4,778.16       70,221.84       6.37                6.80
   300.00       90,000.00    3,343.68       3.72        450.00     3,793.68       86,206.32       4.22                4.40
   350.00      105,000.00    3,629.28       3.46        450.00     4,079.28      100,920.72       3.89                4.04
   400.00      120,000.00    3,840.00       3.20        450.00     4,290.00      115,710.00       3.58                3.71
   500.00      150,000.00    4,243.68       2.83        450.00     4,693.68      145,306.32       3.13                3.23
   600.00      180,000.00    5,026.56       2.79        450.00     5,476.56      174,523.44       3.04                3.14
   750.00      225,000.00    6,105.60       2.71        450.00     6,555.60      218,444.40       2.91                3.00
 1,000.00      300,000.00    7,800.00       2.60        450.00     8,250.00      291,750.00       2.75                2.83
 1,500.00      450,000.00    5,356.32       1.86        450.00     8,806.32      441,193.68       1.96                2.00
 3,000.00      900,000.00   10,028.16       1.11        450.00    10,478.16      889,521.84       1.16                1.18
 6,000.00    1,800,000.00   13,371.84       0.74        450.00    13,821.84    1,786,178.16       0.77                0.77

NOTES:

   (A)  Does not include an annual $12 Custodian Fee (for completed
        Plans or for incomplete, inactive Plans only), payable to the Custodian first from dividends and distributions and then, if necessary, from principal.
   (B) Does not include a Service Charge, not to exceed $10 per year, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by pro-rating the Plan's administrative costs over the total number of Plan accounts. The Service Charge on Plans established prior to June 1, 1983 shall be as specified in the Plan Certificate.
   (C) Dividends and distributions received on Fund shares during the periods shown above have not been included or reflected in any way in the amounts shown in the table. Amounts available for dividends and distributions take into account expenses of the Fund.

                     A TYPICAL $50 MONTHLY INVESTMENT PLAN

  (ASSUMING THAT ALL INVESTMENTS ARE MADE IN ACCORDANCE WITH THE TERMS OF THE
                                     PLAN)

                                                                                  AT THE END OF
                                                                                     6 MONTHS
                                                                                 (6 INVESTMENTS)
                                                                           ----------------------------
                                                            % OF TOTAL                      % OF TOTAL
                                            AMOUNT          INVESTMENTS       AMOUNT        INVESTMENTS
    15 YEARS (180 INVESTMENTS)
Total Investments...................  $         9,000.00         100.00%   $      300.00         100.00%
Deduct:
    Creation and Sales Charge.......              765.36           8.50           150.00          50.00
    Custodian Fee...................              270.00           3.00             9.00           3.00
    Total Deductions(A).............            1,035.36          11.50           159.00          53.00
Net Amount Invested Under Plan......            7,964.64          88.50           141.00          47.00

    25 YEARS (300 INVESTMENTS)
Total Investments (B)...............  $        15,000.00         100.00%   $      300.00         100.00%
Deduct:
    Creation and Sales Charges......            1,097.76           7.32           150.00          50.00
    Custodian Fee...................              450.00           3.00             9.00           3.00
    Total Deductions(A).............            1,547.76          10.32           159.00          53.00
Net Amount Invested Under Plan......           13,452.24          89.68           141.00          47.00

                                             AT THE END OF                     AT THE END OF
                                                 1 YEAR                           2 YEARS
                                            (12 INVESTMENTS)                 (24 INVESTMENTS)
                                      ----------------------------    -------------------------------
                                                       % OF TOTAL                         % OF TOTAL
                                         AMOUNT        INVESTMENTS         AMOUNT         INVESTMENTS
    15 YEARS (180 INVESTMENTS)
Total Investments...................  $      600.00         100.00%   $       1,200.00         100.00%
Deduct:
    Creation and Sales Charge.......         300.00          50.00              333.24          27.77
    Custodian Fee...................          18.00           3.00               36.00           3.00
    Total Deductions(A).............         318.00          53.00              369.24          30.77
Net Amount Invested Under Plan......         282.00          47.00              830.76          69.23
    25 YEARS (300 INVESTMENTS)
Total Investments (B)...............  $      600.00         100.00%   $       1,200.00         100.00%
Deduct:
    Creation and Sales Charges......         300.00          50.00              333.24          27.77
    Custodian Fee...................          18.00           3.00               36.00           3.00
    Total Deductions(A).............         318.00          53.00              369.24          30.77
Net Amount Invested Under Plan......         282.00          47.00              830.76          69.23

NOTES:

  (A) Does not include a Service Charge, not to exceed $10 per year, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by pro-rating the Plan's administrative costs over the total number of Plan accounts. The Service Charge on Plans established prior to June 1, 1983 shall be as specified in the Plan.

  (B) The 25-year investment schedule reflects the charges applicable to a 15-year Plan which is continued under the Extended Investment Option. The Custodian Fee may be increased as set forth on page 11.

     Dividends and distributions received on Fund shares during the periods shown above have not been included or reflected in any way in the amounts shown in the table. Amounts available for dividends and distributions take into account expenses of the Fund.

     After the first twelve payments, the Creation and Sales Charge deducted from any investment will not exceed 5.86% of the net investment in Fund shares (before deduction of Custodian Fee).

     The amounts shown are also subject to an additional Custodian Charge of $2.50 (plus transfer taxes, if any) if the Plan is terminated prior to completion of all Plan investments.

                      HOW TO START A SUMMIT INVESTORS PLAN

     To start a Plan, you must complete an application and mail it to AIM Distributors, together with a check. Your check should be in the amount of your initial monthly investment unit and payable to State Street Bank and Trust Company, Custodian. After your application has been accepted, you will be issued a Plan and receive a statement showing the number of Fund shares purchased for your account. You will then send regular monthly investments, made payable to the Custodian, directly to the Custodian's administrative service agent, Boston Financial Data Services, Inc. ("BFDS"), P.O. Box 8300, Boston, Massachusetts 02266-8300. Investments, after applicable deductions, will be applied toward the purchase of Fund shares at their net asset value.

                      RIGHTS AND PRIVILEGES OF PLANHOLDERS

     All Plans are registered in your name at the time of issuance and constitute an individual agreement among you, the Sponsor and the Custodian. No agent or other person can change the terms of the Plan, or to bind the Sponsor, BFDS, the Custodian or the issuer of the Fund shares by any statement, written or oral, not contained in this Prospectus. Under the terms of the Plan, you enjoy certain rights, privileges and options which are described as follows:

1. REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

     Unless otherwise directed by you, all income dividends and capital gains distributions, in whatever form received and after applicable deductions, are automatically used to purchase additional Fund shares at net asset value. No sales charge is made on any such reinvestment. You may instruct BFDS by written notice, received at least seven days prior to the record date of an income dividend or capital gains distribution, to remit the net amount of such dividend or distribution to you. You may change these directions at any time. You must reinvest dividends and distributions for qualified retirement plans, including Individual Retirement Accounts ("IRAs"), if you are age 59 1/2 or older.

     You need to report dividends and distributions paid by the Fund for income tax purposes, whether they are invested in additional Fund shares or paid in cash. (Qualified retirement plans, including IRAs, may be entitled to defer taxes until some later date.)

2. RIGHTS OF ACCUMULATION

     "Any person" may combine the face amounts of two or more Plans purchased at one time to take advantage of the lower Creation and Sales Charges available on larger sized investments. The term "any person" includes an individual, his or her spouse and children under the age of 21, and a trustee or other fiduciary of a single trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code) even though more than one beneficiary is involved. The term "any person" does not include a group of individuals whose funds are combined, directly or indirectly, for the purchase of redeemable securities of a registered investment company whether jointly or through a trustee, agent, custodian or other representative for such a group of individuals.

     To qualify for the reduced Creation and Sales Charges, you must submit all of the applications for the Plans involved at the same time and include a letter from you (or your dealer) requesting that the face amounts of your Plans be aggregated for the purpose of determining the applicable Creation and Sales Charges. If you discontinue investments under one or more of your Plans, the remaining Creation and Sales Charges will be changed to reflect the charges applicable to the Plans that remain in effect.

     When purchasing any new Plan(s), "any person" (as defined above) may qualify for a reduced Creation and Sales Charge by combining the face amount of any existing Plan(s) on which investments are current with the face amount of the new purchase. When increasing the face amount of any existing Plan(s) on which investments are current, "any person" (as defined above) may qualify for a reduced Creation and Sales Charge applicable to the value of the changed Plan. For rights of accumulation, a Plan is considered to be current if: (a) it has been completed and not redeemed; (b) it has not been completed but has at least as many investments recorded as there are months elapsed since establishment or since being increased; or (c) it is a qualified retirement plan, including an IRA. The reduced Creation and Sales Charges apply to payments made after the Sponsor has been notified of the eligibility of such Plans for reduced Creation and Sales Charges and has received the information necessary to confirm such eligibility. In the case of existing IRA Plans at the $166.66 per month level, the reduced Creation and Sales Charges will apply to payments made on both the existing Plan and the new Plan.

3. FEDERAL INCOME TAX WITHHOLDING

     As an additional service, BFDS may withhold 28% of any income dividend or capital gains distribution by the Fund and send that amount to the Internal Revenue Service as a credit against your tax liability, if any. The amount withheld may or may not be equal to the additional taxes you may owe due to the dividend or distribution. The withholding service, however, is only available to you if you reinvest your distributions in full. If you elect to authorize this withholding, the number of Fund shares purchased with the remainder of the income dividend or capital gains distribution will be less than would have otherwise been the case.

     This service is available with respect to all Plans except qualified retirement plans, including IRAs. You may initiate this option upon written request to BFDS. Once initiated, the withholding remains in effect until you notify BFDS in writing to terminate the withholding.

4. VOTING RIGHTS

     You will receive a notice and related proxy statement for each meeting of the Fund's shareholders. The Custodian will vote the shares held in your account as you instruct on the voting instructions card which will accompany the notice and proxy statement. If the voting instructions card is validly executed and returned without specification of a choice, the shares will be voted in favor of the proposals of the Fund's management. The Custodian will vote shares for which no valid voting instructions have been received in the same proportion as it votes shares for which it has received instructions. You may attend any such meetings, and if you desire to vote in person the shares held in your account, you may make a written request to the Custodian prior to the meeting for a proxy which will permit the shares to be voted in person.

5. STATEMENTS, REPORTS AND NOTICES

     BFDS will mail to you a statement for each investment stating the price per Fund share purchased after applicable deductions and the total number of Fund shares held for your account. A notice of the next investment due is also included. You will also receive at least annually a current Fund prospectus and audited financial statements of the Fund, including a complete list of all securities held in the Fund's portfolio, and copies of all other reports sent by the Fund to its shareholders. You will also be sent notices of all income dividends and capital gains distributions made with respect to Fund shares, together with tax reporting information relating to such dividends and distributions. Any notices, reports or documents required or authorized to be given or sent to you under this Prospectus will be conclusively deemed to have been given or sent upon mailing to your address of record, and the date of such mailing will be deemed the date of the giving of such notice.

6. RETIREMENT PLANS

     You may use a Plan to establish tax-deferred qualified retirement plans such as IRAs, IRA-SEPs, Profit Sharing Plans and Money Purchase Plans. Detailed information concerning such plans is available from the Sponsor. The information sets forth the additional service fees charged for such retirement plans. The annual maintenance fee charged by the Custodian for plans offered by the Sponsor is $10.00. The $10.00 fee will be deducted from plan shares unless it is paid in advance. In addition, IRA rollover or transfer contributions can be accepted into a Plan from qualified individuals. However, a tax-deferred qualified retirement plan may not be established by changing the registration of an existing plan.

7. PRE-AUTHORIZED CHECK INVESTMENT PROGRAM

     If you wish to have investments in your Plan made automatically without having to write a check each month, you may request that investments be made by means of pre-authorized checks. Under this program, each month BFDS will draft your bank account in the amount of the monthly payment. The proceeds of the draft (less applicable Creation and Sales Charges and other applicable fees and charges) will be invested in your account.

     To initiate a Pre-Authorized Check Investment Program, you should complete the Pre-Authorized Check Form and send it along with a voided blank check to BFDS. You may terminate a Pre-Authorized Check Investment Program at any time by written notice to BFDS at least five days prior to the date of the next scheduled draft.

8. TRANSFER OR ASSIGNMENT

     To secure a loan, you may assign your right, title and interest in a Plan to a bank or other lending institution. (Qualified retirement plans, including IRAs, are required by federal tax law to be non-assignable.) The bank or other lending institution, however, will not be entitled to exercise the right of partial withdrawal or partial liquidation. During the term of the assignment, you will be entitled to all dividends and distributions on Fund shares. In addition, you may:

          (a) transfer your right, title and interest to another person whose only right shall be the privilege of complete withdrawal from the Plan; or

          (b) transfer your right, title and interest to another person, trustee or custodian acceptable to the Sponsor, who has made application to the Sponsor for a similar Plan.

     A charge of $2.50 is made for each such transaction plus transfer taxes, where applicable.

     The Custodian will, at the request of the assignee, record an assignment until such time as the assignee notifies BFDS that the assignment has been released. No such assignment will be binding on the Custodian until it is recorded. Until the Custodian and the Sponsor have permitted such assignment to be recorded, they may treat you as the sole and absolute owner of the Plan and the related Fund shares.

9. ACCELERATION OF INVESTMENTS

     You may complete your Plan ahead of schedule by making investments in advance of scheduled dates, but you may normally not make more than 24 investments in any one calendar year (including the current investment). In addition to these investments made in advance of their scheduled dates, you may make an additional 24 investments during the life of your Plan. Advance investments do not change the normal sequence of the dates for scheduled Plan investments; i.e., a Plan does not become "delinquent" in its investments until all advance investments have been credited for the month in which investments would have normally been made or applied. There is no reduction in the Creation and Sales Charges for any advance investments. On multiple investments, however, the Custodian's fee cannot exceed $5.00. See "Custodian Fees."

     The Sponsor may waive the limitation on advance investments for (a) Plans established in connection with qualified retirement plans, including IRAs, (b) the completion in a single investment of a Plan by the estate or joint owner of a deceased Planholder, or, (c) the investment in a Plan that is in arrears so that such Plan may become current.

10. CHANGING THE FACE AMOUNT OF A PLAN

     You may increase the amount of your Plan at any time. In addition, prior to making the sixth investment under a Plan, you may decrease the amount of your Plan by as much as 50% of the face amount. You should send requests for changes in the face amount of your Plan and a completed Plan application for the new face amount to AIM Distributors. The new Plan must be in one of the denominations listed on page 4. An increase in a Plan amount does not create new cancellation and refund rights that are created when a new Plan is issued. The Creation and Sales Charges already paid on the existing Plan will be recomputed and applied as a credit to the Creation and Sales Charges due on the new Plan at the time that it is established. Any additional Creation and Sales Charges due on the new Plan will be obtained from a liquidation of Fund shares. The Custodian will charge $2.50 for any change in a Plan denomination and for any applicable transfer taxes. For a period of six months following a face change increase, you may decrease the increased Plan to a smaller plan size, but not smaller than the original Plan prior to the increase. Investments already made will be credited to the new Plan.

11. EXTENDED INVESTMENT OPTION

     You may continue making monthly investments pursuant to the Extended Investment Option after completing all scheduled investments under your Plan. Investments under this option are subject to the same deductions as applied to the last scheduled investment (except that the Custodian may increase the Custodian Fee applicable during this period to the rate then being charged for new Plans of the same denomination, but not greater than 75% higher than the Custodian Fees detailed in this Prospectus). You may stop all future investments under this option by notifying BFDS in writing, after which no additional investments will be permitted and the Plan will be deemed completed. If under this option you fail to make regularly scheduled investments for six consecutive months after being credited for any advance investments made under the option, you forfeit the right to make additional investments, and for Plans established after May 1, 1993 the Plan may be terminated by the Sponsor or the Custodian. For Plans established prior to May 1, 1993, the Plan may be terminated if you fail to make regularly scheduled investments for 12 consecutive months. The Sponsor and Custodian will not require termination of an Extended Investment Option until you make the 300th payment under your Plan even if such payment is more than 25 years from the issuance date.

     When the Extended Investment Option expires either through failure to make required monthly investments or upon written notice of termination to BFDS or for any other reason, the Custodian may increase its fee to the rate currently being charged for new Plans of the same denomination. In no case, however, will this new rate be more than 75% higher than the current annual rate of the Custodian Fees.

12. SYSTEMATIC WITHDRAWAL PROGRAM

     When you complete all regularly scheduled investments, you may elect to establish a Systematic Withdrawal Program. If you are holding Plans in IRAs, Keogh plans, or other retirement plans you may elect to establish a Systematic Withdrawal Program by notifying the Sponsor that you do not intend to make any further Plan payments. Under this program, you may elect to receive monthly or quarterly checks in any amount of $50 or more. To provide funds for these payments, the Custodian, as your agent, will on the first business day of each month or quarter redeem shares held in your account at the net asset value of the Fund in effect at the time of each such redemption. You may change the amount of payments made to you under a Systematic Withdrawal Program or discontinue a Systematic Withdrawal Program at any time.

     While a Systematic Withdrawal Program is in effect, you may not elect to receive dividends and distributions, in cash, on Fund shares held in your account. You may not simultaneously maintain an uncompleted Plan and a Systematic Withdrawal Program.

     Payments you receive under a Systematic Withdrawal Program are treated as derived from a taxable transaction. Since such payments are funded by the redemption of shares of the Fund, they will be treated for tax purposes as a sale or exchange of a capital asset, resulting in the recognition of a capital gain or loss, rather than as ordinary income.

     A charge of $1.00 per check will be made for each payment under a Systematic Withdrawal Program. This charge is collected by redeeming the necessary fractional shares. For any payment made ten years after the issuance of a Plan, the charge may be increased to the amount specified in the then current Prospectus. However, this charge may not exceed $1.75. The Sponsor may (upon 90 days' notice to you) discontinue offering Systematic Withdrawal Programs.

13. CANCELLATION AND REFUND RIGHTS

     You have certain rights of cancellation. Within 60 days after issuance of the Plan, the Sponsor will send to you a notice regarding your cancellation rights. If you elect to cancel your Plan, you must submit a written request to BFDS so that it is received within 45 days after the mailing of that notice. You will receive a cash refund equal to the sum of (1) the total current net asset value of the Fund shares credited to your Plan account on the date that the cancellation request is received by BFDS and (2) an amount equal to the difference between the total investments made under the Plan and the net amount invested in Fund shares.

     In addition, you may submit a written request to BFDS at any time within an 18-month period beginning on the date of the issuance of the Plan and receive from the Sponsor a cash payment equal to the sum of (1) the total current net asset value of the Fund shares credited to the account on the date of redemption and (2) an amount by which the Creation and Sales Charges deducted from the Planholder's total investments exceed 15% of the investments made up to the date of redemption. Custodian Fees and Service Charges are not subject to refund.

     In order to receive the above refunds, your request should be sent in writing, with the signature guaranteed, as required by the Custodian, to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300.

     For Plans established after May 1, 1993, the Sponsor will send you a written notice of the 18-month right of cancellation if either of the following occurs: (a) if during the first 15 months after the date of issuance of the Plan, you have missed three investments or more; or (b) if following the first 15 months after the date of issuance of the Plan (but prior to 18 months after such date), you have missed one investment or more. In the event the Sponsor has previously sent a notice in connection with event (a) above, a second notice will not be sent even if additional investments are missed. These notices will inform you of your Plan cancellation rights as set forth above, and also will include the value of the account and the amount you would be entitled to receive upon cancellation, as of the date of the notice.

     For Plans established prior to May 1, 1993, the Sponsor will send you a notice within 30 days following the expiration of 15 months after the date of the issuance of the Plan Certificate if you have missed three investments or more. The Sponsor will also send you a notice (described above) if you have missed one investment or more after the expiration of the 15 month period but prior to the expiration of the 18 month period. These notices will inform you of your rights of cancellation as set forth above, of the value of your account at the time the notice is sent and of the amount to which you are entitled if you choose to redeem your Plan.

14. PARTIAL WITHDRAWAL OR PARTIAL LIQUIDATION WITHOUT TERMINATION

     If you wish to withdraw part of your investment in your Plan without terminating your Plan, you may do so either by written instruction to the Custodian or, by calling BFDS at (617) 483-5000, subject to the restrictions specified below.

     If you wish to receive cash instead of Fund shares, you may direct the Custodian, acting as your agent, to withdraw and then redeem (liquidate) part of your shares and remit the net proceeds to you, again subject to the restrictions specified below. When a partial liquidation has been effected through the redemption of Fund shares by the Custodian, you may, but are not required to, restore the value of your Plan by remitting to BFDS an amount equal to the cash withdrawal, which amount will be used to purchase Fund shares for your account at the next determined net asset value of the Fund shares. This restoration cannot be made earlier than 90 days (45 days for Individual Retirement Accounts) following a partial liquidation. All reinvestments must be at least 25% of the amount withdrawn or $2,000, whichever is less. There may be federal income tax consequences upon a partial liquidation of Fund shares. Restoration of a partial liquidation of IRA shares must be made within 60 days in order to avoid tax consequences, including early withdrawal penalties. See "Taxes." You may, however, make a partial withdrawal and reinvestment in a manner which complies with the Internal Revenue Code rules relating to IRA rollovers.

     The partial liquidation and restoration privilege is intended to facilitate the temporary use for emergency purposes of funds invested in a Plan. The Sponsor may limit you to exercising the partial liquidation and restoration privilege once during the period of a calendar year, although the Sponsor currently does not enforce this limit. The Sponsor may also impose such additional restrictions as, in its judgment, are necessary to conform to the requirements of Section 26 of the National Association of Securities Dealers' Conduct Rules.

     A partial withdrawal or liquidation will only be allowed if you have owned your Plan for at least 45 days. The number of Fund shares involved cannot exceed 90% of the shares in your account and the amount involved must be at least $100. A charge of $2.50 will be made by the Custodian for each partial withdrawal, liquidation or restoration, and you will be liable for any transfer taxes that may be required. Restorations of amounts you withdraw as a partial liquidation should be clearly identified as such, in order to distinguish them from additional payments. A partial withdrawal or liquidation will not affect the total number of Plan investments, the period in which such investments are to be made, or the unpaid balance of Plan investments under your Plan.

     You may also request partial withdrawals or partial liquidations by telephone by calling BFDS at (617) 483-5000. If you do not wish to allow withdrawals by telephone by any person in your account, you should decline that option on the account application. You may use the telephone withdrawal or liquidation feature only if: (a) the proceeds are made payable to the planholder of record and mailed to the address of record; (b) there has been no change of address of record on the account within the preceding 30 days; (c) you can provide proper identification information; and (d) the proceeds of the withdrawal do not exceed $50,000. The Cancellation and Refund Rights set forth on page 12 or Complete Withdrawal or Termination on page 14 of this Prospectus may not be exercised by telephone.

     Shares held in retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone withdrawal option. AIM Distributors has made arrangements with certain dealers to accept telephone instructions for the withdrawal of shares. AIM Distributors may impose conditions on these dealers, including the condition that they enter into agreements (which contain additional conditions with respect to the withdrawal of shares) with AIM Distributors. The Fund, AIM Distributors, the Custodian, and BFDS will not be liable for any loss, expense or cost arising out of any telephone withdrawal request effected in accordance with the authorization set forth at that item of the account application if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recording of telephone transactions, requests for confirmation of the Planholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

     Shares withdrawn by telephone are redeemed at their net asset value next determined after a request for withdrawal in proper form is received by BFDS. Orders for the withdrawal of shares received in proper form prior to the New York Stock Exchange ("NYSE") close on any business day of the Fund will be confirmed at the price determined as of the close of that day. Any resulting loss from the dealer's failure to submit a request for withdrawal within the prescribed time frame will be borne by that dealer. Telephone withdrawal requests must be made by NYSE close on any business day of the Fund and will be confirmed at the price determined as of the close of that day. No telephone withdrawal request will be accepted which specifies a particular date for withdrawal or which specify any special conditions.

     See "Complete Withdrawal or Termination" below for information concerning the method of providing written instructions to the Custodian to effect a partial withdrawal or liquidation and the circumstances under which the redemption of shares may be delayed.

15. COMPLETE WITHDRAWAL OR TERMINATION

     You may terminate your Plan at any time upon written request to BFDS. In terminating your Plan you may request the Custodian to deliver to you in certificate form the Fund shares you have accumulated (properly registered in your name) or you may direct the Custodian, as your agent, to withdraw your shares, redeem (liquidate) them and send you the proceeds. A charge of $2.50 will be made by the Custodian for a complete withdrawal, and you will be liable for any transfer taxes that may be required. If you direct the delivery of your Fund shares, sufficient shares will be redeemed to pay authorized deductions and transfer taxes and leave no fractional shares, with any net balance to be paid in cash. The redemption of Fund shares is a taxable event. See "Taxes."

     Instructions in writing for both partial or full liquidation of Fund shares held in a Plan must be in the form of a letter signed by you with your signature guaranteed, as required by the Custodian. A signature guarantee is designed to protect you, the Plan, the Sponsor and the Custodian. Acceptable guarantors are banks, broker-dealers, savings and loan associations, credit unions, national securities exchanges and any other "eligible guarantor institution" as defined in rules adopted by the Securities and Exchange Commission (the "SEC"). A notary public is not an acceptable guarantor. The Sponsor currently does not require signature guarantees for liquidation requests of $50,000 or less unless the proceeds are to be paid to a person other than the record owner or are to be sent to an address other than the one of record. Upon notice to you, this policy may be changed. Currently, in addition to these requirements, if you have invested in the Plan to establish an IRA, you should include the following information along with your written request for either partial or full liquidation of Fund shares: (a) a statement as to whether or not you have attained age 59 1/2; (b) a statement as to whether or not you are legally disabled; (c) a statement as to whether or not you elect to have federal income tax withheld from the proceeds of the liquidation; and (d) your Social Security number along with the following statement: "I certify under penalties of perjury that the Social Security number provided is correct and that I am not subject to backup withholding either because I am exempt from backup withholding, I have not been notified by the Internal Revenue Service that I am subject to backup withholding, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding." If you have been notified by the Internal Revenue Service that you are currently subject to backup withholding, then you should modify the preceding statement accordingly. Even if you elect not to have federal income tax withheld, you are liable for federal income tax on the taxable portion of the liquidation. You may also be subject to tax penalties under the estimated tax payment rules if his payments of estimated tax and withholding, if any, are not adequate. All documents must be in proper order before any liquidation can be executed. You should send liquidation requests to BFDS. The redemption price will be the net asset value of Fund shares next determined after AIM Distributors or BFDS receives such documents in proper order.

     Except as set forth below, you will be sent the proceeds of a partial or complete liquidation within seven days after BFDS receives all necessary documents in proper order. However, BFDS will not mail redemption proceeds to you until checks received for any shares purchased by you have cleared. The payment period may be extended if the Custodian's right to redeem shares of the Fund has been suspended or restricted because: (a) trading on the NYSE is restricted, as determined by the applicable rules and regulations of the SEC;
(b) the NYSE is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

16. PLAN REINSTATEMENT PRIVILEGE

     You may, within 60 days after you have completely terminated your Plan as described in paragraph 15 above, by written request to BFDS, reinstate your Plan without any sales charge, subject to certain restrictions:

          A. By including with the request an amount equal to but not less than 10% of the redemption proceeds, if no refunded sales charges were provided in the termination.

          B. By including with the request the full amount of all refunded sales charges, plus an amount equal to but not less than 10% of the shares redeemed, if the termination was done under the privileges described in paragraph 13, page 12.

     You may not reinstate a terminated plan if you have ever exercised the privilege previously. If you exercise the Plan Reinstatement Privilege, neither the total number of monthly investments to be made nor the unpaid balance of monthly Plan investments under the Plan will be affected.

     The complete termination of your Plan will normally result in the realization of gain or loss for federal income tax purposes depending upon your basis for your terminated Plan. Any gain will be recognized and subject to the applicable capital gains tax; however, if a loss were realized, reinstatement of your Plan could effect a "wash sale," in which event the loss will not be recognized for tax purposes. The amount of the non-recognized loss will however, be added to the cost of the reinstated Plan to determine your basis for tax purposes.

     In addition to the Plan Reinstatement Privilege described above, the Sponsor may from time to time permit planholders who have previously terminated their Plans to establish new Plans on the following terms:

          1. The Planholder must open the new Plan with an investment equal to or less than the amount of the redemption proceeds received upon liquidation of the former Plan. No Creation and Sales Charges or Custodian fees will be subtracted from the initial investment.

          2. The number of the next payment due on the new Plan will be the number of the next payment due on the former Plan at the time it was terminated.

          3. Creation and Sales Charges on the new Plan will be the Creation and Sales Charges that would currently be applicable to the former Plan.

     The ability to establish such new Plans will not be generally available, but will be available only during such limited time periods as may be specified by the Sponsor from time to time.

17. CONTINUATION OF CUSTODIANSHIP

     If, after you have completed your Plan investments, you do not elect a complete or partial withdrawal of your investment in your Plan or termination of your Plan, then the Custodian will retain custody of the Fund shares (provided there is no substitution of Fund shares, as discussed below) and will continue to perform all of its services until after the 300th payment under your Plan has been made. You may, however, elect to continue the Custodianship after the 300th payment under the Plan, subject to the right of the Sponsor or Custodian to terminate the Plan.

                         CUSTODIAN AND SPONSOR CHARGES

CREATION AND SALES CHARGES

     The Sponsor receives the Creation and Sales Charges as compensation for its services and costs in creating the Plans and arranging for their administration, for making the Fund shares available to you at their net asset value and for all selling expenses and commissions with respect to the Plans. These charges are deducted from each investment you make and are larger on the first year's investments than on subsequent investments. For example, on a $50 per month Plan, $25.00 is deducted from each of the first 12 investments you make during the first year. After the first year, the charge drops to $2.77 per investment.

     During the fiscal years ended October 31, 1998, 1997 and 1996, total
investments made by all planholders amounted to $          , $123,758,764 and
$118,046,016, respectively. The amount of Creation and Sales Charges deducted
from these investments was $          , $7,565,209 and $7,099,870, respectively,
of which amount $          , $572,877 and $542,980, respectively, was retained
by the Sponsor and $          , $6,992,332 and $6,556,890, respectively, was
paid to investment dealers who participated in the sale of Plans.

     Plans may be purchased directly from the Sponsor and investments may be made thereunder without deduction of Creation and Sales Charges by directors, officers and full-time employees of the Fund and the Sponsor and its affiliates. The Sponsor foregoes the Creation and Sales Charges on Plans purchased by such persons because any expenses incurred by it in connection with such purchases are expected to be minimal.

CUSTODIAN FEES AND SERVICE CHARGES

     For its services under your Plan, the Custodian deducts $1.50 per investment you make as a service fee. This fee is deducted from Plan investments prior to the purchase of Fund shares. The Custodian's fee charged at any one time may not exceed $5.00. Thus, if you submit four or more investments at one time, the aggregate Custodian Fee deducted from all such investments will be $5.00.

     After the completion of all Plan investments, or, if investments have been made in advance, after the expiration of 15 years from the date of the Plan (provided you have not exercised the Extended Investment Option), the Custodian receives for its services an annual fee of $12.00. The Custodian also deducts this fee on Plans on which no investment has been made for a 12-month period. This fee will normally be deducted from the first combined income dividend and capital gains distribution in each year, but the Custodian may to collect these fees from the proceeds of the sale of Fund shares held for your account, if necessary.

     The aggregate amount of Custodian Fees deducted by the Custodian with respect to all Plans during the fiscal year ended October 31, 1998 was $ __________ .

     Each year the Custodian will deduct from your account an amount necessary to reimburse actual expenses (such as postage, forms and envelopes) incurred by the Sponsor during the previous year in performing its administrative duties, up to a maximum of $10.00 per year. These duties include the mailing to you of required periodic reports, dividend statements and tax notices; the arranging for periodic audits of the Custodian's records by independent certified public accountants; and the preparation and filing of federal and state reports essential to the continuance of the Custodianship. This amount is payable from income dividends and capital gains distributions, but if these dividends and distributions are insufficient, the amount is collectible by the Custodian from the proceeds of the sale of Fund shares held for your account. The amount of the Service Charge will be determined annually by pro-rating the Plans' administrative costs over the total number of Plan accounts. The Service Charge on Plans established prior to June 1, 1983 will be as specified in the Plan Certificate.

     The aggregate annual charges and deductions for maintenance and other expenses assessed to planholders for the fiscal years ended October 31, 1998, 1997 and 1996, stated as a percentage of total distributions (includes dividends
and capital gains) from Fund shares for such period or years were 0.     %,
0.40% and 0.61%, respectively. Distributions, if any, are normally declared in December of each year. The aggregate annual charges and deductions for maintenance and other expenses assessed to planholders for the fiscal year of the Sponsor ended December 31, 1998 was $ __________ .

INCIDENTAL SERVICE FEES

     In addition to the amount of any applicable transfer taxes, a custodian charge of $2.50 is made in the case of each transfer of title, each change in your Plan's denomination, each partial or complete liquidation, each restoration, each declaration of trust (other than one filed concurrently with the application for your Plan), each recording of an assignment, each reissuance of your Plan, and each termination of your Plan prior to completion. A charge of $1.00 is made for each payment under a Systematic Withdrawal Program, and a charge of $3.00 per account per year is made for the preparation of a complete transcript of your account. A charge of $5.00 is made for any check or pre-authorized check which is not honored by the bank on which it is drawn. The incidental service fees described above will be paid by the Sponsor. Although it has no current intention of doing so, the Sponsor may reimpose these fees at some future date.

     Except as specifically provided in this Prospectus, there will be no deductions, charges, or fees of any kind on Plan payments, Fund shares held for your account, or dividends or distributions paid by the Fund.

                                     TAXES

     Under the Internal Revenue Code of 1986, as amended (the "Code"), you are deemed for federal income tax purposes to be the owner of the underlying Fund shares accumulated in your account. Dividends and distributions on such shares paid to you used to pay the Custodian Fee or Service Charge or reinvested in additional Fund shares are taxable to you. See "Taxes" in the accompanying Fund prospectus for a discussion of the tax treatment of such dividends and distributions. As soon as practicable after the close of each calendar year, you will be advised of the amount and nature of the ordinary income dividends and capital gains distributions received on your behalf during such year.

     The Creation and Sales Charges deducted from your investments in your Plan are not deductible for tax purposes by you, but are included in your tax basis for the Fund shares in your account. The Custodian Fee and Service Charge you paid (whether as a deduction from your investments in your Plan or as a deduction from the distributions made on the Fund shares in your account) are deductible for tax purposes by you only if you itemize deductions and then only to the extent that the Custodian Fee and Service Charge, together with your other miscellaneous itemized deductions, exceed 2% of your adjusted gross income. Further, some of your itemized deductions (including any portion of miscellaneous itemized deductions which exceeds the 2% floor, state and local income and property taxes, home mortgage interest, and charitable contributions) will be reduced (but not by more than 80% thereof) by 3% of your adjusted gross income in excess of $124,500 (for tax years beginning in 1998 and as annually adjusted for inflation). This amount is calculated differently for married persons filing separate income tax returns.

     Under provisions of the Code, the Custodian may be required to withhold from dividends and liquidations 31% of all amounts otherwise payable to you if you have not provided the Custodian with a correct certified social security number or tax identification number or if you have been notified by the Internal Revenue Service that you are subject to "backup withholding" because of underreporting of reportable payments. The amounts withheld will be credited against your federal income tax liability, and, if withholding results in an overpayment of taxes, you may obtain a refund from the Internal Revenue Service.

     Neither the Custodian, BFDS, nor the Sponsor bears any taxes arising from the custody of the Fund shares or the operations of the Custodianship under the Plans. The Custodian, BFDS, and the Sponsor are authorized to incur any expenses deemed necessary or appropriate in connection with any claim or possible claim for taxes against the Custodianship or the accounts of planholders. The Sponsor or the Custodian may, in its discretion, deduct charges against your account on a pro rata basis (determined by reference to the total number of Fund shares affected) in order to pay or set up reserves for such claims and related expenses.

                             SUBSTITUTION OF SHARES

     Shares of the Fund have been the underlying investment for the Plans since their inception. The Sponsor may substitute shares of another investment medium as the underlying investment if it deems such action to be in the best interests of the Planholders. Such substituted investment will be generally comparable in character and quality to the Fund's shares, and will be registered with the SEC under the Securities Act of 1933, as amended. Before any substitution can be made, the Sponsor must:

          (a) Obtain an order from the SEC approving such substitution under the provisions of Section 26(b) of the Investment Company Act of 1940, as amended (the "1940 Act");

          (b) Give written notice of the proposed substitution to the Custodian;

          (c) Give written notice of the proposed substitution to you, giving a reasonable description of the substituted fund shares, with the advice that, unless you respond within 30 days of the date of mailing of such notice, you will be considered to have agreed to bear your pro rata share of expenses and taxes in connection with the substitution. The pro rata share of expenses and taxes are payable from any income dividends and any capital gains distributions, but if such dividends and distributions are insufficient, the pro rata share of expenses and taxes are collectable by the Custodian from the proceeds of the sale of Fund shares held for your account; and

          (d) Provide the Custodian with a signed certificate stating that such notice has been given to you.

     If no response is received within the 30-day notice period, the Custodian will purchase shares of the substituted fund with subsequent investments received from you and any dividends and distributions which may be reinvested for your account. If shares of the substituted fund are also to be substituted for the shares already held, the Sponsor must arrange for the Custodian to be furnished, without payment of a sales charge of any kind, with shares of the substituted fund having an aggregate value equal to the value of shares of the Fund for which they are to be exchanged.

     If Fund shares are not available for purchase for a period of 90 days or longer, and the Sponsor fails to substitute other shares, the Custodian may, but is not required to, select another underlying investment. If the Custodian selects a substitute investment, it shall first obtain an order from the SEC approving such substitution as specified above and then shall notify you, and if, within 30 days after mailing such notice, you give your written approval of the substitution and agree to bear your pro rata share of actual expenses, including any tax liability sustained by the Custodian, the Custodian may thereafter purchase such substituted shares. Your failure to give such written approval within the 30-day period shall give the Custodian authority to terminate your Plan.

     If Fund shares are not available for purchase for a period of 90 days or longer, and neither the Sponsor nor the Custodian substitutes other shares, the Custodian has the authority, without further action on its part, to terminate the Plans.

                             TERMINATION OF A PLAN

     A Plan will normally remain in existence until you have made 300 investment units into your Plan. Neither the Sponsor nor the Custodian can terminate a Plan established after May 1, 1993 sooner unless you have failed to make investments under your Plan for a period of 6 consecutive months (12 consecutive months for Plans established prior to May 1, 1993) from the scheduled due date of the last investment made (including any investments made in advance of their scheduled due dates). For example, if your Plan was established after May 1, 1993 and you have made all investments due under your Plan through June 30th of a given year (regardless of when such investments were made) and you make no further investments, your Plan may not be terminated before December 31st of that same year. Any scheduled investment made prior to the termination of a Plan extends the due dates of all future investments for a period equal to the period during which no investments were made. Accordingly, you need only make one investment during each 6-month period (or 12-month period for Plans established prior to May 1, 1993) to prevent your Plan from being terminated.

     A Plan may also be terminated prior to the accumulation of 300 investment units if shares of the Fund are not available and a substitution is not made. After 300 investment units have been made, or on the happening of any of the other events justifying termination, the Sponsor or the Custodian may terminate a Plan 60 days after mailing to you a written notice of the termination.

     On termination, the Custodian, acting as your agent, must withdraw the shares from the Custodianship and, as your agent, may surrender for liquidation all of the Fund shares credited to your account, or sufficient Fund shares to pay all authorized deductions and leave no fractional shares. Any adjustment in Creation and Sales Charges or other charges occasioned by virtue of your termination through the exercise of one of the refund privileges will be made at the same time. The shares and/or cash, after payment of all authorized deductions, will be held by the Custodian as your agent for delivery to you upon your instruction. No interest will be paid on any cash balances held. If the Custodian does not receive a response within 60 days after mailing the notice of termination to you, the Custodian, in its discretion, may mail the shares, and its check payable to you, to your last known address of record, and you will be deemed to have no further rights under your Plan. In all events, terminated Plans will not be resold. Undeliverable shares and funds will be held by the Custodian in trust for your account, subject to the abandoned property laws of The Commonwealth of Massachusetts.

                                 THE CUSTODIAN

     State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, acts as Custodian for the Plans pursuant to a custodian agreement, dated September 24, 1982, as amended and restated on June 1, 1983, as amended and restated on May 1, 1996 (the "Custodian Agreement") with respect to Plans issued on or after such date. The Custodian is a corporation organized under the laws of the Commonwealth of Massachusetts. The Custodian's Internal Revenue Service Employer Identification Number is 04-1867445. The Custodian also acts as custodian and transfer agent for the Fund.

     The duties of the Custodian under the Custodian Agreement include the receipt of all of your investments and income dividends and capital gain distributions on Fund shares, the processing of all authorized deductions therefrom and the purchase and retention of Fund shares for your accounts. The Custodian also effects partial or complete liquidations of Plans in connection with withdrawals or terminations and the various other functions heretofore discussed.

     The Custodian receives and holds in trust without interest all cash and Fund shares held by a Plan until completion and/or termination of the Plan. BFDS keeps a complete record of your account and mails receipts for each of your investments showing the number of shares held for your account, notices (including distribution notices and tax statements), reports to shareholders, prospectuses and proxy material. The Custodian causes periodic audits to be taken of the records it maintains relating to the Plans, unless such audits are arranged for by the Sponsor, and prepares and files tax returns and other reports required by law. The Custodian assumes only those responsibilities specifically imposed on it under its Custodian Agreement with the Sponsor. The Custodian has no responsibility for the choice of the underlying investment, for the investment policies and practices of the management of the Fund, for the acts or omissions of the Sponsor, for compliance by the Sponsor with the laws of the United States, any state or other jurisdiction relating to the sale, registration or qualification of securities, or for the Sponsors compliance with any rules, regulations or orders of any regulatory agencies or commissions, for the validity of written designations of beneficiaries executed by planholders, or for signatures guaranteed by persons other than banks or members of national securities exchanges.

     The Custodian is authorized to commingle only those payments, dividends and certificates of Fund shares which are held for or received from the various planholders of Plans which are subject to this Prospectus. The Custodian is also authorized to cause all Plan certificates issued prior to March 1, 1995 to be registered in its name or in the name of its nominees. While the custodian does not assert a lien in general terms on the property held by it, the authorization conferred on the Custodian to make the various deductions discussed above, and in certain cases to sell Fund shares, may be considered authorization to the Custodian to create such liens.

     The Custodian Agreement cannot be amended to affect your rights and privileges without your written consent.

     An unlimited number of Plans may be issued under the Custodian Agreement.

     Under certain circumstances as provided in the Custodian Agreement, the Sponsor or the Custodian has the right to terminate the services of the Custodian. However, no such termination or resignation may be made as to the Plans then in force unless all Fund shares have been liquidated and the proceeds distributed to you, or unless a successor custodian has been designated and has accepted the custodianship. Any successor custodian must be a bank or trust company having at all times aggregate capital, surplus and undivided profits in excess of $1,000,000. Notice of such a change will be sent to you, but your consent is not required.

                                  THE SPONSOR

     A I M Distributors, Inc., (11 Greenway Plaza, Houston, Texas, 77046) the Sponsor and principal underwriter of the Plans offered by this Prospectus, was incorporated under the laws of the State of Delaware on November 18, 1976. It is a wholly owned subsidiary of A I M Advisors, Inc. ("AIM"). AIM is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. AIM Management is a holding company engaged in the financial services business and is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, is engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. AIM Distributors is a member of the National Association of Securities Dealers, Inc. The Sponsor's directors and principal officers, all of whom have the same business address as the Sponsor, are listed below. AIM Distributors' Internal Revenue Service Employer Identification Number is 74-1894784.

     Charles T. Bauer is Chairman of the Board of Directors, A I M Management Group Inc., A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund Management Company; and Director and Vice Chairman, AMVESCAP PLC.

     Michael J. Cemo is Director and President, A I M Distributors, Inc.; Director and Senior Vice President, A I M Management Group Inc.; and Director, A I M Fund Services, Inc.

     Robert H. Graham is Director, President and Chief Executive Officer, A I M Management Group Inc.; Director and President, A I M Advisors, Inc.; Director and Senior Vice President, A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., and Fund Management Company; Director, AMVESCAP PLC; Chairman of the Board of Directors and President, INVESCO Holdings Canada Inc.; and Director, AIM Funds Group Canada Inc. and INVESCO G.F. Canada Inc.

     Gary T. Crum is Director and President, A I M Capital Management, Inc.; Director and Senior Vice President, A I M Management Group Inc. and A I M Advisors, Inc.; and Director, A I M Distributors, Inc. and AMVESCAP PLC.

     W. Gary Littlepage is Director and Senior Vice President, A I M Distributors, Inc., and Vice President, A I M Management Group Inc.

     James L. Salners is Executive Vice President, A I M Distributors, Inc.

     John Caldwell is Senior Vice President, A I M Distributors, Inc., A I M Management Group Inc.; Director and President, A I M Fund Services, Inc.

     Marilyn M. Miller is Senior Vice President, A I M Distributors, Inc.

     Gordon J. Sprague is Senior Vice President, A I M Distributors, Inc.

     Michael C. Vessels is Senior Vice President, A I M Distributors, Inc.

     Gene L. Needles is Senior Vice President, A I M Distributors, Inc.

     Carol F. Relihan is Director, Senior Vice President, General Counsel and Secretary, A I M Advisors, Inc.; Senior Vice President, General Counsel and Secretary, A I M Management Group Inc.; Director, Vice President and General Counsel, Fund Management Company; General Counsel and Vice President, A I M Fund Services, Inc.; and Vice President, A I M Capital Management, Inc. and A I M Distributors, Inc.

     John J. Arthur is Director and Senior Vice President, A I M Advisors, Inc.; and Vice President and Treasurer, A I M Management Group Inc.

     B. J. Thompson is First Vice President, A I M Distributors, Inc.

     Mary A. Carcoran is Senior Vice President, A I M Fund Services, Inc. and A I M Distributors, Inc.

     James R. Anderson is Vice President, A I M Distributors, Inc. and Fund Management Company

     Mary K. Coleman is Vice President, A I M Distributors, Inc.

     Melville B. Cox is Vice President and Chief Compliance Officer A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund Management Company.

     Sidney M. Dilgren is Vice President, A I M Distributors, Inc.; and Senior Vice President, A I M Fund Services, Inc.

     Tony D. Green is Vice President, A I M Distributors, Inc.; and Senior Vice President, A I M Fund Services, Inc.

     William H. Kleh is Senior Vice President, A I M Advisors, Inc.; Senior Vice President, A I M Management Group Inc.; and Vice President, A I M Distributors, Inc. and A I M Capital Management, Inc.

     Ofelia M. Mayo is General Counsel, Vice President and Assistant Secretary, A I M Distributors, Inc.; and Assistant General Counsel and Assistant Secretary, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Fund Services, Inc. and Fund Management Company.

     Terri L. Randsell is Vice President, A I M Distributors, Inc.

     Kamala C. Sachidanandan is Vice President, A I M Distributors, Inc.

     Frank V. Serebrin is Vice President, A I M Distributors, Inc.

     Christopher T. Simutis is Vice President, A I M Distributors, Inc.

     Gary K. Wendler is Vice President, A I M Distributors, Inc.

     Mr. Bauer and Mr. Graham are directors of, and Messrs. Bauer, Graham, Kleh, Arthur and Ms. Relihan are officers of, some or all of the investment companies advised or managed by AIM. [As of January 31, 1999, Mr. Bauer owned of record
   % of the Plans, which represented beneficial ownership of         shares of
the Fund and Mr. Graham owned of record    % of the Plans, which represented
beneficial ownership of           shares of the Fund.] Directors of the Sponsor
do not receive any compensation for their services. Officers and employees of the Sponsor receive no compensation from the Sponsor, but are compensated by AIM Management. All officers and employees of the Sponsor are currently covered by a fidelity bond in the amount of $25,000,000. AIM, a wholly owned subsidiary of AIM Management, acts as investment advisor of the Fund and receives a fee from the Fund for its services.

     The Sponsor is the principal underwriter of the Fund and of the following other open-end investment companies advised or managed by AIM: AIM Advisor Funds, Inc., AIM Equity Funds, Inc., AIM Funds Group, AIM Growth Series, AIM International Funds, AIM Investment Funds, AIM Investment Portfolios, AIM Investment Securities Funds (AIM Limited Maturity Treasury Fund), AIM Series Trust, AIM Special Opportunities Funds, AIM Tax-Exempt Funds, Inc., AIM Variable Insurance Funds, Inc., and GT Global Floating Rate Fund, Inc. AIM serves as investment advisor to each of such investment companies. For information concerning these investment companies and AIM Management, AIM and A I M Capital Management, Inc., and the investment management and investment advisory fees received by AIM from the Fund, see "Fund Management -- The Advisor and Subadvisor" in the attached prospectus of the Fund.

                                    GENERAL

     The Plans are organized under and are governed by the laws of The Commonwealth of Massachusetts, except that the laws of the State of New York govern your substantive legal rights if your Plan was issued prior to June 1, 1983. The Plans are considered to be a unit investment trust under the 1940 Act and are so registered with the SEC. Such registration does not imply supervision of management or investment practices or policies by the SEC.

     Since the Custodian Agreement does not provide for the amendment of outstanding Plans, no changes will be made in the terms or conditions of Plans once they have been issued; therefore, your consent to changes in Plans issued thereafter is not required. The Sponsor will give you notice of any changes in any indenture or agreement relating to the Plans and affecting them or in the identity of the Sponsor or Custodian, but such changes do not require your consent.

     The Plans are distributed by authorized investment brokers and mutual fund dealers who are members of the National Association of Securities Dealers, Inc., and who have executed dealer agreements with the Sponsor. Commissions of up to 93% of the total Creation and Sales Charges will be paid to such authorized investment brokers and mutual fund dealers. These dealers and investment brokers are independent contractors. Nothing herein or in other literature and confirmations issued by the Sponsor or the Custodian, including the words "representative" or "commission," shall constitute any dealer or investment broker, a partner, employee or agent of the Sponsor or the Custodian. Neither the Sponsor nor the Custodian is be liable for any acts or obligations of any such dealer or investment broker. Dealers who receive 90% or more of the Creation and Sales Charges applicable to Plan payments may be deemed to be underwriters under the Securities Act of 1933 and may, therefore, be subject to certain liabilities imposed upon underwriters by such Act. In the event the broker or dealer of record designated for a Plan is changed after the establishment of the Plan, such change will appear on the Sponsor's records; however, payment of commissions on your future investments will continue to be made to the original broker or dealer of record notwithstanding such change.

     Summit Investors Plans I are presently offered in all states.

     This Prospectus omits some of the information contained in the registration statement filed with the SEC. You may obtain copies of the registration statement, including items omitted herein, from the SEC by paying the charges prescribed under its rules and regulations.

                   ILLUSTRATION OF A HYPOTHETICAL $50 MONTHLY
                            SUMMIT INVESTORS PLANS I
           FOR INVESTMENT IN CLASS I SHARES OF AIM SUMMIT FUND, INC.

     This table shows results of an assumed investment of $50 per month (the minimum monthly investment Plan) for the period from the beginning of Summit Investors Plans I, November 1, 1982, to December 31, 1998. The results assume the reinvestment of capital gains distributions and income dividends in additional shares of AIM Summit Fund, Inc.

     You should not consider the results shown in this table as a representation of the dividend income or capital gain or loss in a Plan today. A Plan cannot assure a profit or protect against depreciation in declining markets. Common stock prices fluctuate widely over time.

                                                                   DEDUCTIONS(C)                     CUMULATIVE
                                                              ----------------------        NET          NET
 YEAR                                DIVIDENDS                 CREATION                   AMOUNT       AMOUNT
 ENDED      MONTHLY INVESTMENTS      FROM NET      TOTAL         AND                     INVESTED    INVESTED IN    CAPITAL
 12/31    -----------------------   INVESTMENT   CUMULATIVE     SALES      CUSTODIAN     IN FUND        FUND         GAINS
  (A)      ANNUALLY    CUMULATIVE     INCOME      COST(B)      CHARGES       FEE(D)       SHARES       SHARES      REINVESTED
 -----     --------    ----------   ----------   ----------    --------    ---------     --------    -----------   ----------
  1982
(2 mos.)   $100.00     $  100.00     $    --     $  100.00     $ 50.00      $  3.00      $ 47.00      $   47.00    $      --
  1983      600.00        700.00          --        700.00      255.54        18.00       326.46         373.46           --
  1984      600.00      1,300.00        1.75      1,301.75       33.24        18.00       550.51         923.97          .62
  1985      600.00      1,900.00        6.91      1,908.66       33.24        18.00       555.67       1,479.64         2.76
  1986      600.00      2,500.00       36.47      2,545.13       33.24        18.00       585.23       2,064.87       200.48
  1987      600.00      3,100.00       53.22      3,198.35       33.24        18.00       601.98       2,666.85       254.88
  1988      600.00      3,700.00       81.11      3,879.46       33.24        18.00       629.87       3,296.72           --
  1989      600.00      4,300.00      318.37      4,797.83       33.24        18.00       867.13       4,163.85       229.36
  1990      600.00      4,900.00      128.25      5,526.08       33.24        18.00       677.01       4,840.86       119.97
  1991      600.00      5,500.00      339.23      6,465.31       33.24        18.00       887.99       5,728.85       368.73
  1992      600.00      6,100.00      107.51      7,172.82       33.24        18.00       656.27       6,385.12       839.09
  1993      600.00      6,700.00      114.24      7,887.06       33.24        18.00       663.00       7,048.12       769.61
  1994      600.00      7,300.00      135.18      8,622.24       33.24        18.00       683.94       7,732.06       520.43
  1995      600.00      7,900.00      428.92      9,651.16       33.24        18.00       977.68       8,709.74       865.23
  1996      600.00      8,500.00       52.57     10,303.73       33.24        18.00       601.33       9,311.07     1,925.38
  1997      600.00      9,100.00      564.43     11,468.16       33.24        18.00      1113.19      10,424.26     2,066.18
  1998      600.00      9,700.00       72.06     12,140.22       33.24        18.00       620.82      11,045.08     1,945.95
                                                               -------      -------                                ----------
                                                               $804.14      $291.00                                $10,108.67



  YEAR
 ENDED      TOTAL        VALUE OF
 12/31      SHARES     ACCUMULATED
  (A)      OWNED(E)     SHARES(F)
 -----     --------    -----------
  1982
(2 mos.)      9.428     $   46.48
  1983       68.444        370.97
  1984      180.052        905.68
  1985      277.847      1,803.23
  1986      390.732      2,610.09
  1987      515.282      2,937.11
  1988      613.217      4,028.84
  1989      755.981      5,889.09
  1990      860.497      6,505.36
  1991      992.132     10,010.61
  1992    1,147.268     11,059.66
  1993    1,294.014     12,551.94
  1994    1,426.949     12,742.66
  1995    1,597.970     17,849.33
  1996    1,810.440     21,996.85
  1997    2,049.122     27,929.53
  1998    2,212,145

NOTES:

  (a) The fiscal year end of Summit Investors Plans I and the Fund for each year after 1992 was changed from December 31 to October 31. All data reflect calendar years ended December 31.

  (b) Reflects the total amount of monthly investments plus the cumulative amount of income dividends reinvested.

  (c) The total deductions for the first 12 months of the hypothetical Plan equal $318.00 or 53% of total investments. If all of the investments of a 15-year Plan were made monthly, total deductions would be $1,035.36 or 11.5% of the total investment.

  (d) Does not include a Service Charge, not to exceed $10 per year, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by pro-rating the Plans' administrative costs over the total number of Plan accounts. The Service Charge on Plans established prior to June 1, 1983 shall be as specified in the Plan Certificate.

  (e) Assumes that monthly investments were made on the first business day of each month.

  (f)  Based on the Fund's year-end net asset value.

     No adjustments have been made for any income taxes payable by investors on reinvested capital gains distributions and reinvested dividends.

[AIM LOGO APPEARS HERE]

===============================================================================

   SPONSOR

   A I M DISTRIBUTORS, INC.
   P.O. BOX 4264
   HOUSTON, TEXAS 77210-4264
   (800) 995-4246


   CUSTODIAN

   STATE STREET BANK AND TRUST COMPANY
   225 FRANKLIN STREET
   BOSTON, MASSACHUSETTS 02110


   CUSTODIAN'S AGENT

   BOSTON FINANCIAL DATA SERVICES, INC.
   P.O. BOX 8300
   BOSTON, MASSACHUSETTS 02266-8300
   (617) 483-5000


   AUDITORS

   KPMG PEAT MARWICK LLP
   700 LOUISIANA
   HOUSTON, TEXAS 77002

                       CONTENTS OF REGISTRATION STATEMENT


         This Amendment to the Registration Statement comprises the following papers and documents:

         The facing sheet.


         The Prospectus consisting of 25 pages.


         Signatures.

         Written consents of the following persons:


                  None



         The following exhibits:


           Exhibit Number                              Description
           --------------                              -----------


            1.A(1)(a)                  -      Custodian Agreement between A I M Distributors, Inc. and State Street Bank and Trust Company was filed as an Exhibit to the Registrant's Post-Effective
                                              Amendment No. 3 on Form S-6 filed on April 26, 1984.

              A(1)(b)                  -      Custodian Agreement, dated May 1, 1996, between A I M Distributors, Inc.
                                              and State Street Bank and Trust Company was filed electronically as an
                                              Exhibit with the Registrant's Post-Effective Amendment No. 21 on February
                                              27, 1998, and is incorporated by reference herein.

              A(2)                     -      None.

              A(3)(a)                  -      None.

              A(3)(b)(i)               -      Dealer's Agreement between A I M Distributors, Inc. and United Services
                                              Planning Association, Inc. was filed as an Exhibit to the Registrant's Pre-
                                              Effective Amendment No. 1 on Form S-6 filed on October 15, 1982, and was filed electronically as an Exhibit with the Registrant's Post-Effective
                                              Amendment No. 19 on February 27, 1996, and is incorporated by reference herein.

              A(3)(b)(ii)              -      Form of Dealer Agreement between A I M Distributors, Inc. and selected dealers was filed electronically as an Exhibit with the Registrant's Post-
                                              Effective Amendment No. 21 on February 27, 1998, and is incorporated by reference herein.

              A(3)(c)(i)               -      Summit Investors Plan Commission Schedule was filed as an Exhibit to the
                                              Registrant's Pre-Effective Amendment No. 1 on Form S-6 filed on
                                              October 15, 1982, and was filed electronically as an Exhibit with the
                                              Registrant's Post-Effective Amendment No. 19 on February 27, 1996, and is
                                              incorporated by reference herein.


              A(3)(c)(ii)              -      Summit Investors Plans Commission Schedule was filed electronically as an
                                              Exhibit with the Registrant's Post-Effective Amendment No. 21 on February
                                              27, 1998, and is incorporated by reference herein.


           Exhibit Number                              Description
           --------------                              -----------


              A(4)                     -      None.

              A(5)(a)(i)               -      Form of Summit Investors Plan Certificate was filed as an Exhibit to the
                                              Registrant's Post-Effective Amendment No. 3 on Form S-6 filed on April 26,
                                              1984.

              A(5)(a)(ii)              -      Amended Form of Summit Investors Plan Certificate effective May 1, 1990, was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 11
                                              on Form S-6 filed on April 30, 1990.

              A(5)(a)(iii)             -      Amended Form of Summit Investors Plan Certificate effective June 11, 1993, was filed as an Exhibit to the Registrant's Post-Effective Amendment No.
                                              16 on Form S-6 filed on December 29, 1993.

              A(5)(a)(iv)              -      Amended Form of Summit Investors Plan Certificate effective December 16,
                                              1994, was filed as an Exhibit to the Registrant's Post - Effective No. 17
                                              on Form S-6 filed on December 23, 1994.

              A(6)(a)                  -      Certificate of Incorporation, as amended, of the A I M Distributors, Inc. was filed as an Exhibit to the Registrant's Pre-Effective Amendment No. 1 on Form
                                              S-6 filed on October 15, 1982, and was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 19 on February 27, 1996, and
                                              is incorporated by reference herein.

              A(6)(b)(i)               -      By-Laws of A I M Distributors, Inc. were filed as an Exhibit to the Registrant's
                                              Pre-Effective Amendment No. 1 on Form S-6 filed on October 15, 1982, and was filed electronically as an Exhibit with the Registrant's Post-Effective
                                              Amendment No. 19 on February 27, 1996, and is incorporated by reference herein.

              A(6)(b)(ii)              -      Amendment to the By-Laws of A I M Distributors, Inc., dated September 26,
                                              1991, was filed electronically as an Exhibit with the Registrant's
                                              Post-Effective Amendment No. 19 on February 27, 1996, and is incorporated by reference herein.

              A(6)(b)(iii)             -      Amendment to the By-Laws of A I M Distributors, Inc., dated April 28,
                                              1993, was filed electronically as an Exhibit with the Registrant's
                                              Post-Effective Amendment No. 19 on February 27, 1996, and is incorporated by reference herein.

              A(6)(b)(iv)              -      Amended and Restated By-Laws of A I M Distributors, Inc., dated December
                                              11, 1996 was filed electronically as an Exhibit with the Registrant's
                                              Post- Effective Amendment No. 20 on February 24, 1997, and is incorporated by reference herein.

           Exhibit Number                              Description
           --------------                              -----------

              A(6)(b)(v)               -      Amended and Restated By-Laws of A I M Distributors, Inc. dated February 11,
                                              1997 is filed electronically herewith.

              A(7)                     -      None.

              A(8)(a)(i)               -      Distribution Agreement between A I M Distributors, Inc. and Registrant was filed as an Exhibit to the Registrant's Pre-Effective Amendment No. 1 on Form
                                              S-6 filed on October 15, 1982.

              A(8)(a)(ii)              -      Distribution Agreement between A I M Distributors, Inc. and Registrant dated
                                              October 18, 1993, was filed as an Exhibit to the Registrant's Post-Effective
                                              Amendment No. 16 on Form S-6 filed on December 29, 1993 and was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment
                                              No. 19 on February 27, 1996, and is incorporated by reference herein.

              A(8)(a)(iii)             -      Distribution Agreement between A I M Distributors, Inc. and Registrant dated
                                              February 28, 1997 is filed electronically herewith.

              A(8)(a)(iv)              -      Form of Amendment No. 1 to the Distribution Agreement between A I M
                                              Distributors, Inc. and Registrant dated February 28, 1997 is filed electronically herewith.

              A(9)(a)(i)               -      Forms of (i) Summit Investors Plans Individual Retirement Account
                                              Application, and (ii) Summit Custodian Agreement for Individual Retirement
                                              Custodian Account were filed as Exhibits to the Registrant's
                                              Post-Effective Amendment No. 11 on Form S-6 filed on April 30, 1990.

              A(9)(a)(ii)              -      Forms of (i) Summit Investors Plans Individual Retirement Account
                                              Application and (ii) Summit Custodian Agreement for Individual Retirement
                                              Custodian Account were filed as Exhibits to the Registrant's
                                              Post-Effective Amendment No. 16 on Form S-6 filed on December 29, 1993.

              A(9)(a)(iii)             -      Forms of (i) Summit Investors Plans Individual Retirement Account Application,
                                              and (ii) Summit Custodian Agreement for Individual Retirement Custodial
                                              Account were filed electronically as Exhibits with the Registrant's
                                              Post-Effective Amendment No. 19 on February 27, 1996, and are incorporated by reference herein.

              A(9)(a)(iv)              -      Form of Summit Investors Plans Roth IRA Application was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No.
                                              21 on February 27, 1998, and is incorporated by reference herein.

              A(9)(b)(i)               -      Form of Combination Profit Sharing - Money Purchase Plan and Trust was
                                              filed as an Exhibit to the Registrant's Post-Effective Amendment No. 5 on
                                              Form S-6 filed on April 28, 1986.

           Exhibit Number                     Description
           --------------                     -----------

              A(9)(b)(ii)              -      Form of Combination Profit Sharing - Money Purchase Plan and Trust was
                                              filed electronically as an Exhibit with the Registrant's Post-Effective
                                              Amendment No. 19 on February 27, 1996, and is incorporated by reference herein.

              A(9)(c)(i)               -      Forms of (i) Simplified Employee Pension - Individual Retirement Accounts
                                              Contribution Agreement and (ii) Salary Reduction and Other Elective
                                              Simplified Employee Pension - Individual Retirement Accounts Contribution
                                              Agreement were filed as Exhibits to the Registrant's Post-Effective
                                              Amendment No. 16 on Form S-6 filed on December 29, 1993.

              A(9)(c)(ii)              -      Forms of (i) Simplified Employee Pension - Individual Retirement Accounts
                                              Contribution Agreement and (ii) Salary Reduction and Other Elective
                                              Simplified Employee Pension - Individual Retirement Accounts Contribution
                                              Agreement were filed electronically as Exhibits with the Registrant's
                                              Post-Effective Amendment No. 19 on February 27, 1996, and are incorporated by reference herein.

              A(9)(d)                  -      Form of Summit 403(b)(7) Custodial Agreement was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 19 on
                                              February 27, 1996, and is incorporated by reference herein.

              A(10)(a)(i)              -      Form of Summit Investors Plans Application was filed as an Exhibit to the
                                              Registrant's Post-Effective Amendment No. 10 on Form S-6 filed on April 28,
                                              1989.

              A(10)(a)(ii)             -      Form of Summit Investors Plans Application was filed as an Exhibit to the
                                              Registrant's Post-Effective Amendment No. 15 on Form S-6 filed on December
                                              29, 1993.

              A(10)(a)(iii)            -      Form of Summit Investors Plans Application was filed as an Exhibit to the
                                              Registrant's Post-Effective Amendment No. 16 on Form S-6 filed on February
                                              25, 1994 and was filed electronically as an Exhibit with the Registrant's
                                              Post-Effective Amendment No. 19 on February 27, 1996, and is incorporated by reference herein.

           2.                          -      Opinion and Consent of Messrs. Spengler Carlson Gubar Brodsky & Frischling
                                              was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 2 on
                                              Form S-6 filed on May 13, 1983, and was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 19 on February 27, 1996, and
                                              is incorporated by reference herein.

           3.A                         -      Omitted Financial Statements - None.

           4.                          -      None.

           5. (Exhibit 27)             -      Financial Data Schedule was filed electronically as an Exhibit to Registrant's
                                              Post-Effective Amendment No. 21 on February 27, 1998, and is incorporated by reference herein.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Sponsor of the Registrant has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Houston and State of Texas on the 29th day of December, 1998.

                                     REGISTRANT:    SUMMIT INVESTORS PLANS I

                                             By:    AIM DISTRIBUTORS, INC.

                                             By:    /s/ MICHAEL J. CEMO
                                                    ---------------------------
                                                    Michael J. Cemo, President

ATTEST:

/s/ KATHLEEN J. PFLUEGER
---------------------------------
Kathleen J. Pflueger, Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                  SIGNATURE                                                TITLE                          DATE
                  ---------                                                -----                          ----
          /s/ MICHAEL J. CEMO
          ------------------------------                          President and Director             December 29, 1998
              (Michael J. Cemo)                               (Principal Executive Officer)

          /s/ CHARLES T. BAUER
          ------------------------------                               Chairman and                  December 29, 1998
              (Charles T. Bauer)                                         Director

          /s/ GARY T. CRUM
          ------------------------------                                 Director                    December 29, 1998
              (Gary T. Crum)

          /s/ ROBERT H. GRAHAM
          ------------------------------                                 Director                    December 29, 1998
              (Robert H. Graham)

          /s/ W. GARY LITTLEPAGE
          ------------------------------                                 Director                    December 29, 1998
             (W. Gary Littlepage)

          /s/ JOHN J. ARTHUR
          ------------------------------                       Vice President and Treasurer          December 29, 1998
              (John J. Arthur)                                   (Principal Financial and
                                                                    Accounting Officer)

                                INDEX TO EXHIBITS



           Exhibit Number                              Description
           --------------                              -----------

           1.A(6)(b)(v)                -      Amended and Restated By-Laws of A I M Distributors, Inc. dated February 11,
                                              1997.

              A(8)(a)(iii)             -      Distribution Agreement between A I M Distributors, Inc. and Registrant dated
                                              February 28, 1997.

              A(8)(a)(iv)              -      Form of Amendment No. 1 to the Distribution Agreement.